PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.7%
Asset-Backed Securities 7.6%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.578%(c)	04/20/32	2,000	$2,005,378
Balboa Bay Loan Funding Ltd (Cayman Islands), Series 2021-01A, Class A, 144A	—(p)	07/20/34	1,000	1,000,000
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.642(c)	05/17/31	4,500	4,500,431
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.540(c)	01/17/33	2,250	2,252,696

ICG US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)	1.556(c)	10/26/32	4,000	4,007,919
KKR CLO Ltd. (Cayman Islands), Series 30A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.690(c)	10/17/31	4,000	4,005,702
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A	—(p)	07/20/34	2,500	2,500,255
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.514(c)	10/15/32	6,000	6,004,189
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.648(c)	07/20/32	4,000	4,011,839
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.206(c)	10/25/28	2,237	2,237,722
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.381(c)	04/15/34	5,500	5,500,561
Wellfleet CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR3, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.468(c)	07/20/29	1,968	1,968,152
York CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.688(c)	04/20/32	1,500	1,502,043

Total Asset-Backed Securities (cost $40,515,559)				41,496,887

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 10.0%
BANK, Series 2017-BNK05, Class A3	3.020%	06/15/60	3,600	$3,768,649
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	6,296,213
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	83	83,981
Series 2018-M14, Class A1	3.578(cc)	08/25/28	71	72,258
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0019, Class X1, IO	1.585(cc)	03/25/22	21,642	132,002
Series K0020, Class X1, IO	1.335(cc)	05/25/22	12,688	122,563
Series K0021, Class X1, IO	1.395(cc)	06/25/22	14,162	126,541
Series K0025, Class X1, IO	0.790(cc)	10/25/22	35,908	341,940
Series K0076, Class AM	3.900	04/25/28	360	418,148
Series K0077, Class AM	3.850(cc)	05/25/28	310	359,439
Series K0079, Class AM	3.930	06/25/28	1,225	1,425,224
Series K0080, Class AM	3.986(cc)	07/25/28	3,300	3,840,953
Series K0081, Class AM	3.900(cc)	08/25/28	2,600	3,025,426
Series K0083, Class AM	4.030(cc)	10/25/28	450	527,276
Series K0084, Class AM	3.880(cc)	10/25/28	2,200	2,559,684
Series K0085, Class AM	4.060(cc)	10/25/28	1,100	1,289,434
Series K0086, Class A2	3.859(cc)	11/25/28	2,500	2,910,082
Series K0088, Class AM	3.761(cc)	01/25/29	880	1,017,548
Series K0091, Class AM	3.566	03/25/29	1,650	1,892,474
Series K0151, Class A3	3.511	04/25/30	900	1,031,935
Series K0152, Class A2	3.080	01/25/31	375	416,290
Series K0157, Class A2	3.990(cc)	05/25/33	2,900	3,449,324
Series K0157, Class A3	3.990(cc)	08/25/33	755	911,117
Series K0158, Class A2	3.900(cc)	12/25/30	1,275	1,504,599
Series K1513, Class A3	2.797	08/25/34	6,500	7,053,560
Series K1514, Class A2	2.859	10/25/34	5,217	5,693,328
Series KC03, Class A2	3.499	01/25/26	1,100	1,181,406
Series W5FX, Class AFX	3.214(cc)	04/25/28	1,040	1,157,599

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	2,500	2,578,783

Total Commercial Mortgage-Backed Securities (cost $51,311,115)				55,187,776

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 0.6%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series BB	4.300%	12/15/21	1,210	$1,235,855
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,244,693

Total Corporate Bonds (cost $3,363,674)				3,480,548
Residential Mortgage-Backed Securities 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)	0.712(c)	10/25/28	29	29,244
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.535(cc)	02/25/34	126	128,278

Total Residential Mortgage-Backed Securities (cost $155,512)				157,522
U.S. Government Agency Obligations 45.6%
Federal Home Loan Bank	3.250	11/16/28	1,800	2,047,908
Federal Home Loan Mortgage Corp.	1.500	11/01/50	987	969,416
Federal Home Loan Mortgage Corp.	2.000	01/01/32	296	306,752
Federal Home Loan Mortgage Corp.	2.500	05/01/23	59	61,888
Federal Home Loan Mortgage Corp.	2.500	12/01/23	93	97,216
Federal Home Loan Mortgage Corp.	2.500	02/01/28	1,229	1,289,347
Federal Home Loan Mortgage Corp.	2.500	05/01/28	832	872,475
Federal Home Loan Mortgage Corp.	2.500	05/01/28	1,022	1,071,789
Federal Home Loan Mortgage Corp.	2.500	03/01/30	683	718,760
Federal Home Loan Mortgage Corp.	2.500	09/01/31	420	440,391
Federal Home Loan Mortgage Corp.	2.500	10/01/32	496	522,046
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,430	1,488,151
Federal Home Loan Mortgage Corp.	2.500	04/01/51	6,533	6,772,625
Federal Home Loan Mortgage Corp.	3.000	10/01/28	113	119,818
Federal Home Loan Mortgage Corp.	3.000	06/01/29	355	376,272
Federal Home Loan Mortgage Corp.	3.000	12/01/30	428	454,015
Federal Home Loan Mortgage Corp.	3.000	01/01/37	727	767,204
Federal Home Loan Mortgage Corp.	3.000	04/01/43	1,031	1,099,594
Federal Home Loan Mortgage Corp.	3.000	07/01/43	1,148	1,219,185
Federal Home Loan Mortgage Corp.	3.000	10/01/46	462	487,892
Federal Home Loan Mortgage Corp.	3.000	11/01/46	434	457,302
Federal Home Loan Mortgage Corp.	3.000	12/01/46	407	428,786

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,393	$1,476,976
Federal Home Loan Mortgage Corp.	3.000	03/01/47	305	320,742
Federal Home Loan Mortgage Corp.	3.000	07/01/49	3,177	3,317,228
Federal Home Loan Mortgage Corp.	3.000	06/01/50	1,035	1,082,773
Federal Home Loan Mortgage Corp.	3.500	11/01/28	744	804,756
Federal Home Loan Mortgage Corp.	3.500	11/01/37	327	347,404
Federal Home Loan Mortgage Corp.	3.500	06/01/42	793	857,138
Federal Home Loan Mortgage Corp.	3.500	06/01/43	606	655,083
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,648	1,785,784
Federal Home Loan Mortgage Corp.	3.500	07/01/47	2,294	2,442,314
Federal Home Loan Mortgage Corp.	3.500	08/01/47	1,765	1,873,008
Federal Home Loan Mortgage Corp.	3.500	10/01/47	155	164,687
Federal Home Loan Mortgage Corp.	4.000	06/01/26	53	56,961
Federal Home Loan Mortgage Corp.	4.000	09/01/26	151	160,964
Federal Home Loan Mortgage Corp.	4.000	11/01/39	662	730,226
Federal Home Loan Mortgage Corp.	4.000	09/01/40	377	413,216
Federal Home Loan Mortgage Corp.	4.000	12/01/40	224	245,053
Federal Home Loan Mortgage Corp.	4.000	12/01/40	312	342,390
Federal Home Loan Mortgage Corp.	4.000	04/01/42	580	640,086
Federal Home Loan Mortgage Corp.	4.000	04/01/42	702	774,014
Federal Home Loan Mortgage Corp.	4.000	05/01/46	848	918,972
Federal Home Loan Mortgage Corp.	4.000	08/01/46	237	257,864
Federal Home Loan Mortgage Corp.	4.000	12/01/46	199	214,427
Federal Home Loan Mortgage Corp.	4.000	07/01/47	477	513,226
Federal Home Loan Mortgage Corp.	4.000	08/01/47	178	190,937
Federal Home Loan Mortgage Corp.	4.000	08/01/47	495	532,178
Federal Home Loan Mortgage Corp.	4.000	06/01/48	120	128,373
Federal Home Loan Mortgage Corp.	4.000	11/01/48	237	252,629
Federal Home Loan Mortgage Corp.	4.500	09/01/39	889	991,142
Federal Home Loan Mortgage Corp.	4.500	07/01/47	170	184,679
Federal Home Loan Mortgage Corp.	4.500	07/01/47	187	203,572
Federal Home Loan Mortgage Corp.	4.500	08/01/47	589	641,811
Federal Home Loan Mortgage Corp.	5.000	06/01/33	544	620,268
Federal Home Loan Mortgage Corp.	5.000	03/01/34	46	51,855
Federal Home Loan Mortgage Corp.	5.000	05/01/34	44	50,955
Federal Home Loan Mortgage Corp.	5.000	05/01/34	519	594,289
Federal Home Loan Mortgage Corp.	5.000	02/01/48	217	240,502
Federal Home Loan Mortgage Corp.	5.500	05/01/37	70	81,142
Federal Home Loan Mortgage Corp.	5.500	01/01/38	60	69,982
Federal Home Loan Mortgage Corp.	6.000	12/01/33	34	39,965
Federal Home Loan Mortgage Corp.	6.000	09/01/34	132	148,110
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40	58,244

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	36	$40,946
Federal Home Loan Mortgage Corp.	6.500	09/01/32	63	70,936
Federal Home Loan Mortgage Corp.	7.000	09/01/32	27	28,338
Federal Home Loan Mortgage Corp.	8.000	08/01/22	1	865
Federal Home Loan Mortgage Corp., MTN	(2.451)(s)	11/15/38	2,500	1,595,145
Federal National Mortgage Assoc.	0.875	08/05/30	970	909,902
Federal National Mortgage Assoc.	1.500	10/01/50	460	452,100
Federal National Mortgage Assoc.	1.500	11/01/50	988	970,822
Federal National Mortgage Assoc.	1.500	12/01/50	2,478	2,433,557
Federal National Mortgage Assoc.	2.000	08/01/31	373	386,594
Federal National Mortgage Assoc.	2.000	05/01/36	2,984	3,084,790
Federal National Mortgage Assoc.	2.000	06/01/40	892	910,564
Federal National Mortgage Assoc.	2.000	02/01/41	6,809	6,974,282
Federal National Mortgage Assoc.	2.000	05/01/41	3,607	3,678,612
Federal National Mortgage Assoc.	2.000	09/01/50	5,922	5,986,994
Federal National Mortgage Assoc.	2.000	10/01/50	7,232	7,311,414
Federal National Mortgage Assoc.	2.000	01/01/51	1,475	1,491,486
Federal National Mortgage Assoc.	2.500	TBA	500	516,533
Federal National Mortgage Assoc.	2.500	06/01/28	403	421,462
Federal National Mortgage Assoc.	2.500	08/01/28	406	425,702
Federal National Mortgage Assoc.	2.500	11/01/28	885	927,520
Federal National Mortgage Assoc.	2.500	08/01/29	80	84,871
Federal National Mortgage Assoc.	2.500	08/01/31	398	416,972
Federal National Mortgage Assoc.	2.500	11/01/31	260	273,437
Federal National Mortgage Assoc.	2.500	05/01/41	997	1,036,918
Federal National Mortgage Assoc.	2.500	02/01/43	195	204,177
Federal National Mortgage Assoc.	2.500	12/01/46	862	896,515
Federal National Mortgage Assoc.	2.500	01/01/50	2,298	2,382,042
Federal National Mortgage Assoc.	2.500	03/01/50	333	345,247
Federal National Mortgage Assoc.	2.500	05/01/50	1,397	1,447,721
Federal National Mortgage Assoc.	2.500	06/01/50	829	859,803
Federal National Mortgage Assoc.	2.500	08/01/50	6,026	6,245,788
Federal National Mortgage Assoc.	2.500	09/01/50	6,395	6,629,841
Federal National Mortgage Assoc.	2.500	10/01/50	5,813	6,025,440
Federal National Mortgage Assoc.	2.500	04/01/51	4,470	4,633,283
Federal National Mortgage Assoc.	3.000	01/01/27	305	322,765
Federal National Mortgage Assoc.	3.000	08/01/28	647	685,998
Federal National Mortgage Assoc.	3.000	02/01/31	604	639,330
Federal National Mortgage Assoc.	3.000	11/01/36	274	285,715
Federal National Mortgage Assoc.	3.000	12/01/42	1,010	1,075,973
Federal National Mortgage Assoc.	3.000	02/01/43	483	515,166
Federal National Mortgage Assoc.	3.000	03/01/43	348	370,497

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	04/01/43	478	$509,610
Federal National Mortgage Assoc.	3.000	06/01/43	222	235,270
Federal National Mortgage Assoc.	3.000	06/01/43	445	472,287
Federal National Mortgage Assoc.	3.000	07/01/43	1,497	1,595,030
Federal National Mortgage Assoc.	3.000	09/01/46	1,388	1,458,467
Federal National Mortgage Assoc.	3.000	11/01/46	1,514	1,591,717
Federal National Mortgage Assoc.	3.000	11/01/46	1,650	1,748,380
Federal National Mortgage Assoc.	3.000	01/01/47	200	210,929
Federal National Mortgage Assoc.	3.000	04/01/47	3,302	3,474,487
Federal National Mortgage Assoc.	3.000	12/01/49	587	616,728
Federal National Mortgage Assoc.	3.000	12/01/49	1,147	1,198,153
Federal National Mortgage Assoc.	3.000	01/01/50	72	75,892
Federal National Mortgage Assoc.	3.000	02/01/50	708	739,460
Federal National Mortgage Assoc.	3.000	03/01/50	358	373,521
Federal National Mortgage Assoc.	3.000	06/01/50	485	506,320
Federal National Mortgage Assoc.	3.000	06/01/50	1,097	1,147,610
Federal National Mortgage Assoc.	3.500	12/01/30	58	63,067
Federal National Mortgage Assoc.	3.500	11/01/32	1,931	2,083,188
Federal National Mortgage Assoc.	3.500	02/01/33	102	110,231
Federal National Mortgage Assoc.	3.500	05/01/33	186	199,784
Federal National Mortgage Assoc.	3.500	10/01/41	1,185	1,280,187
Federal National Mortgage Assoc.	3.500	12/01/41	348	375,697
Federal National Mortgage Assoc.	3.500	03/01/42	385	417,442
Federal National Mortgage Assoc.	3.500	05/01/42	1,632	1,763,068
Federal National Mortgage Assoc.	3.500	07/01/42	535	578,406
Federal National Mortgage Assoc.	3.500	12/01/42	1,111	1,206,955
Federal National Mortgage Assoc.	3.500	03/01/43	435	469,781
Federal National Mortgage Assoc.	3.500	06/01/45	2,606	2,796,491
Federal National Mortgage Assoc.	3.500	01/01/46	719	767,632
Federal National Mortgage Assoc.	3.500	12/01/46	1,238	1,317,615
Federal National Mortgage Assoc.	3.500	11/01/47	2,926	3,103,393
Federal National Mortgage Assoc.	3.500	01/01/48	1,059	1,122,810
Federal National Mortgage Assoc.	3.500	03/01/48	2,729	2,892,632
Federal National Mortgage Assoc.	3.500	04/01/48	2,212	2,346,339
Federal National Mortgage Assoc.	3.500	11/01/48	1,585	1,681,861
Federal National Mortgage Assoc.	3.500	07/01/49	1,269	1,339,992
Federal National Mortgage Assoc.	4.000	09/01/40	654	721,429
Federal National Mortgage Assoc.	4.000	01/01/41	789	862,443
Federal National Mortgage Assoc.	4.000	09/01/44	573	625,757
Federal National Mortgage Assoc.	4.000	06/01/47	2,146	2,312,627
Federal National Mortgage Assoc.	4.000	06/01/47	2,355	2,536,252
Federal National Mortgage Assoc.	4.000	08/01/47	509	548,983

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	09/01/47	2,895	$3,115,709
Federal National Mortgage Assoc.	4.000	10/01/47	161	173,279
Federal National Mortgage Assoc.	4.000	10/01/47	1,459	1,564,922
Federal National Mortgage Assoc.	4.000	11/01/47	1,723	1,851,456
Federal National Mortgage Assoc.	4.000	12/01/47	363	390,152
Federal National Mortgage Assoc.	4.000	06/01/48	176	188,120
Federal National Mortgage Assoc.	4.500	04/01/41	664	735,202
Federal National Mortgage Assoc.	4.500	05/01/41	479	536,222
Federal National Mortgage Assoc.	4.500	01/01/45	180	200,844
Federal National Mortgage Assoc.	4.500	12/01/47	1,451	1,568,733
Federal National Mortgage Assoc.	4.500	06/01/48	354	381,890
Federal National Mortgage Assoc.	4.500	10/01/48	1,488	1,608,056
Federal National Mortgage Assoc.	5.000	12/01/31	59	65,098
Federal National Mortgage Assoc.	5.000	03/01/34	243	277,872
Federal National Mortgage Assoc.	5.000	07/01/35	95	108,645
Federal National Mortgage Assoc.	5.000	09/01/35	58	66,811
Federal National Mortgage Assoc.	5.000	11/01/35	69	79,245
Federal National Mortgage Assoc.	5.000	05/01/36	36	41,795
Federal National Mortgage Assoc.	5.500	02/01/34	230	264,638
Federal National Mortgage Assoc.	5.500	09/01/34	424	491,540
Federal National Mortgage Assoc.	5.500	02/01/35	381	436,298
Federal National Mortgage Assoc.	5.500	06/01/35	55	61,481
Federal National Mortgage Assoc.	5.500	06/01/35	152	170,364
Federal National Mortgage Assoc.	5.500	09/01/35	93	103,133
Federal National Mortgage Assoc.	5.500	09/01/35	234	263,685
Federal National Mortgage Assoc.	5.500	10/01/35	265	303,625
Federal National Mortgage Assoc.	5.500	11/01/35	251	283,414
Federal National Mortgage Assoc.	5.500	11/01/35	408	463,003
Federal National Mortgage Assoc.	5.500	11/01/36	6	7,116
Federal National Mortgage Assoc.	6.000	09/01/21	1	558
Federal National Mortgage Assoc.	6.000	07/01/22	—(r)	314
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	558
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	453
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	276
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	137
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	215
Federal National Mortgage Assoc.	6.000	09/01/34	14	17,094
Federal National Mortgage Assoc.	6.000	09/01/34	19	21,973
Federal National Mortgage Assoc.	6.000	11/01/34	4	4,207
Federal National Mortgage Assoc.	6.000	11/01/34	27	30,882
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	505
Federal National Mortgage Assoc.	6.000	03/01/35	10	11,082

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	04/01/35	1	$605
Federal National Mortgage Assoc.	6.000	12/01/35	60	66,979
Federal National Mortgage Assoc.	6.000	01/01/36	158	177,766
Federal National Mortgage Assoc.	6.000	05/01/36	70	82,671
Federal National Mortgage Assoc.	6.000	05/01/36	373	441,168
Federal National Mortgage Assoc.	6.250	05/15/29	100	136,242
Federal National Mortgage Assoc.	6.500	07/01/32	390	455,542
Federal National Mortgage Assoc.	6.500	08/01/32	186	211,569
Federal National Mortgage Assoc.	6.500	09/01/32	74	84,325
Federal National Mortgage Assoc.	6.500	10/01/32	66	76,257
Federal National Mortgage Assoc.	6.500	10/01/32	433	511,415
Federal National Mortgage Assoc.	6.500	10/01/37	262	311,844
Federal National Mortgage Assoc.	6.625	11/15/30	580	834,962
Federal National Mortgage Assoc.	7.000	05/01/24	5	5,544
Federal National Mortgage Assoc.	7.000	05/01/24	8	8,432
Federal National Mortgage Assoc.	7.000	05/01/24	10	10,230
Federal National Mortgage Assoc.	7.000	05/01/24	34	36,367
Federal National Mortgage Assoc.	7.000	12/01/31	207	238,616
Federal National Mortgage Assoc.	7.000	09/01/33	61	62,706
Federal National Mortgage Assoc.	7.000	11/01/33	63	65,315
Federal National Mortgage Assoc.	9.000	04/01/25	2	1,939
Federal National Mortgage Assoc.	9.500	01/01/25	1	568
Federal National Mortgage Assoc.	9.500	01/01/25	1	1,504
Federal National Mortgage Assoc.	9.500	01/01/25	5	4,871
Federal National Mortgage Assoc.	9.500	02/01/25	1	850
Government National Mortgage Assoc.	2.500	TBA(tt)	500	517,772
Government National Mortgage Assoc.	2.500	TBA	1,000	1,033,552
Government National Mortgage Assoc.	2.500	12/20/46	286	298,188
Government National Mortgage Assoc.	3.000	03/15/45	994	1,042,710
Government National Mortgage Assoc.	3.000	07/20/45	2,230	2,366,209
Government National Mortgage Assoc.	3.000	07/20/46	1,145	1,207,258
Government National Mortgage Assoc.	3.000	08/20/46	2,128	2,244,943
Government National Mortgage Assoc.	3.000	10/20/46	172	181,333
Government National Mortgage Assoc.	3.000	02/20/47	3,008	3,164,754
Government National Mortgage Assoc.	3.000	05/20/47	579	614,266
Government National Mortgage Assoc.	3.000	12/20/47	218	229,524
Government National Mortgage Assoc.	3.000	04/20/49	905	946,364
Government National Mortgage Assoc.	3.000	12/20/49	524	546,539
Government National Mortgage Assoc.	3.000	01/20/50	3,989	4,183,314
Government National Mortgage Assoc.	3.500	04/20/42	208	223,429
Government National Mortgage Assoc.	3.500	01/20/43	1,265	1,355,070
Government National Mortgage Assoc.	3.500	04/20/43	567	608,342

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	03/20/45	855	$911,843
Government National Mortgage Assoc.	3.500	04/20/45	468	499,280
Government National Mortgage Assoc.	3.500	07/20/46	1,800	1,916,929
Government National Mortgage Assoc.	3.500	01/20/47	386	411,370
Government National Mortgage Assoc.	3.500	03/20/47	172	182,439
Government National Mortgage Assoc.	3.500	07/20/47	1,072	1,137,001
Government National Mortgage Assoc.	3.500	02/20/48	2,407	2,560,150
Government National Mortgage Assoc.	3.500	11/20/48	622	655,406
Government National Mortgage Assoc.	3.500	01/20/49	550	582,862
Government National Mortgage Assoc.	3.500	02/20/49	3,443	3,634,696
Government National Mortgage Assoc.	3.500	05/20/49	998	1,048,939
Government National Mortgage Assoc.	3.500	06/20/49	2,303	2,421,094
Government National Mortgage Assoc.	4.000	02/20/41	278	305,637
Government National Mortgage Assoc.	4.000	06/20/44	576	629,449
Government National Mortgage Assoc.	4.000	08/20/44	177	193,913
Government National Mortgage Assoc.	4.000	11/20/45	367	400,494
Government National Mortgage Assoc.	4.000	11/20/46	346	376,724
Government National Mortgage Assoc.	4.000	02/20/47	329	354,101
Government National Mortgage Assoc.	4.000	10/20/47	369	396,550
Government National Mortgage Assoc.	4.000	12/20/47	262	280,553
Government National Mortgage Assoc.	4.000	07/20/48	821	875,671
Government National Mortgage Assoc.	4.000	02/20/49	1,022	1,086,454
Government National Mortgage Assoc.	4.000	03/20/49	1,643	1,748,947
Government National Mortgage Assoc.	4.500	02/20/40	168	186,865
Government National Mortgage Assoc.	4.500	01/20/41	103	115,446
Government National Mortgage Assoc.	4.500	02/20/41	492	554,088
Government National Mortgage Assoc.	4.500	03/20/41	248	275,883
Government National Mortgage Assoc.	4.500	06/20/44	366	406,064
Government National Mortgage Assoc.	4.500	02/20/46	36	39,625
Government National Mortgage Assoc.	4.500	03/20/46	174	191,622
Government National Mortgage Assoc.	4.500	03/20/47	929	1,010,636
Government National Mortgage Assoc.	4.500	08/20/47	168	182,681
Government National Mortgage Assoc.	4.500	01/20/48	138	150,110
Government National Mortgage Assoc.	4.500	02/20/48	904	967,973
Government National Mortgage Assoc.	5.000	07/15/33	331	383,681
Government National Mortgage Assoc.	5.000	09/15/33	483	558,261
Government National Mortgage Assoc.	5.000	04/15/34	15	17,152
Government National Mortgage Assoc.	5.500	02/15/34	187	208,152
Government National Mortgage Assoc.	5.500	02/15/36	93	106,971
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	117
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	237
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	150

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	01/15/23	—(r)	$170
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	316
Government National Mortgage Assoc.	7.000	01/15/23	1	731
Government National Mortgage Assoc.	7.000	01/15/23	1	1,233
Government National Mortgage Assoc.	7.000	03/15/23	1	673
Government National Mortgage Assoc.	7.000	03/15/23	1	1,096
Government National Mortgage Assoc.	7.000	04/15/23	—(r)	403
Government National Mortgage Assoc.	7.000	04/15/23	1	1,273
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	49
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	85
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	194
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	248
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	295
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	332
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	502
Government National Mortgage Assoc.	7.000	05/15/23	3	2,526
Government National Mortgage Assoc.	7.000	05/15/23	4	3,724
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	58
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	232
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	500
Government National Mortgage Assoc.	7.000	06/15/23	1	703
Government National Mortgage Assoc.	7.000	06/15/23	1	741
Government National Mortgage Assoc.	7.000	06/15/23	2	1,672
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	72
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	77
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	122
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	127
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	208
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	307
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	414
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	446
Government National Mortgage Assoc.	7.000	07/15/23	1	564
Government National Mortgage Assoc.	7.000	07/15/23	2	1,587
Government National Mortgage Assoc.	7.000	07/15/23	8	7,533
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	109
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	193
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	222
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	450
Government National Mortgage Assoc.	7.000	08/15/23	1	671
Government National Mortgage Assoc.	7.000	08/15/23	1	691
Government National Mortgage Assoc.	7.000	08/15/23	1	792
Government National Mortgage Assoc.	7.000	08/15/23	1	931

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	1	$970
Government National Mortgage Assoc.	7.000	08/15/23	1	1,061
Government National Mortgage Assoc.	7.000	08/15/23	1	1,081
Government National Mortgage Assoc.	7.000	08/15/23	1	1,420
Government National Mortgage Assoc.	7.000	08/15/23	2	2,304
Government National Mortgage Assoc.	7.000	08/15/23	3	2,587
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	161
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	305
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	397
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	460
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	491
Government National Mortgage Assoc.	7.000	09/15/23	3	3,085
Government National Mortgage Assoc.	7.000	09/15/23	5	5,491
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	73
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	112
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	148
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	201
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	269
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	301
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	402
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	414
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	427
Government National Mortgage Assoc.	7.000	10/15/23	1	606
Government National Mortgage Assoc.	7.000	10/15/23	1	676
Government National Mortgage Assoc.	7.000	10/15/23	1	676
Government National Mortgage Assoc.	7.000	10/15/23	1	702
Government National Mortgage Assoc.	7.000	10/15/23	1	765
Government National Mortgage Assoc.	7.000	10/15/23	1	782
Government National Mortgage Assoc.	7.000	10/15/23	1	848
Government National Mortgage Assoc.	7.000	10/15/23	1	982
Government National Mortgage Assoc.	7.000	10/15/23	1	1,132
Government National Mortgage Assoc.	7.000	10/15/23	2	1,710
Government National Mortgage Assoc.	7.000	10/15/23	3	2,916
Government National Mortgage Assoc.	7.000	10/15/23	6	5,864
Government National Mortgage Assoc.	7.000	10/15/23	6	6,453
Government National Mortgage Assoc.	7.000	10/15/23	10	10,393
Government National Mortgage Assoc.	7.000	10/15/23	15	15,988
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	210
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	261
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	334
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	475
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	492

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	1	$791
Government National Mortgage Assoc.	7.000	11/15/23	1	852
Government National Mortgage Assoc.	7.000	11/15/23	1	1,036
Government National Mortgage Assoc.	7.000	11/15/23	1	1,074
Government National Mortgage Assoc.	7.000	11/15/23	1	1,449
Government National Mortgage Assoc.	7.000	11/15/23	2	1,539
Government National Mortgage Assoc.	7.000	11/15/23	2	1,956
Government National Mortgage Assoc.	7.000	11/15/23	2	2,135
Government National Mortgage Assoc.	7.000	11/15/23	3	2,649
Government National Mortgage Assoc.	7.000	11/15/23	3	3,080
Government National Mortgage Assoc.	7.000	11/15/23	5	5,176
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	138
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	152
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	196
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	201
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	255
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	262
Government National Mortgage Assoc.	7.000	12/15/23	1	566
Government National Mortgage Assoc.	7.000	12/15/23	1	576
Government National Mortgage Assoc.	7.000	12/15/23	1	595
Government National Mortgage Assoc.	7.000	12/15/23	1	817
Government National Mortgage Assoc.	7.000	12/15/23	1	830
Government National Mortgage Assoc.	7.000	12/15/23	1	878
Government National Mortgage Assoc.	7.000	12/15/23	1	889
Government National Mortgage Assoc.	7.000	12/15/23	1	928
Government National Mortgage Assoc.	7.000	12/15/23	1	1,309
Government National Mortgage Assoc.	7.000	12/15/23	1	1,394
Government National Mortgage Assoc.	7.000	12/15/23	1	1,395
Government National Mortgage Assoc.	7.000	12/15/23	2	1,725
Government National Mortgage Assoc.	7.000	12/15/23	2	2,151
Government National Mortgage Assoc.	7.000	12/15/23	2	2,242
Government National Mortgage Assoc.	7.000	12/15/23	2	2,397
Government National Mortgage Assoc.	7.000	12/15/23	2	2,559
Government National Mortgage Assoc.	7.000	12/15/23	4	4,033
Government National Mortgage Assoc.	7.000	12/15/23	4	4,255
Government National Mortgage Assoc.	7.000	12/15/23	4	4,525
Government National Mortgage Assoc.	7.000	12/15/23	9	9,118
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	207
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	294
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	389
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	437
Government National Mortgage Assoc.	7.000	01/15/24	1	702

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	01/15/24	1	$848
Government National Mortgage Assoc.	7.000	01/15/24	1	900
Government National Mortgage Assoc.	7.000	01/15/24	1	1,239
Government National Mortgage Assoc.	7.000	01/15/24	1	1,478
Government National Mortgage Assoc.	7.000	01/15/24	2	2,259
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	160
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	234
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	407
Government National Mortgage Assoc.	7.000	02/15/24	1	805
Government National Mortgage Assoc.	7.000	02/15/24	1	965
Government National Mortgage Assoc.	7.000	02/15/24	4	4,456
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	27
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	66
Government National Mortgage Assoc.	7.000	03/15/24	1	551
Government National Mortgage Assoc.	7.000	03/15/24	1	1,074
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	56
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	85
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	464
Government National Mortgage Assoc.	7.000	04/15/24	1	535
Government National Mortgage Assoc.	7.000	04/15/24	1	561
Government National Mortgage Assoc.	7.000	04/15/24	1	950
Government National Mortgage Assoc.	7.000	04/15/24	1	1,074
Government National Mortgage Assoc.	7.000	04/15/24	4	4,008
Government National Mortgage Assoc.	7.000	04/15/24	4	4,384
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	80
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	232
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	433
Government National Mortgage Assoc.	7.000	05/15/24	1	870
Government National Mortgage Assoc.	7.000	05/15/24	1	1,267
Government National Mortgage Assoc.	7.000	05/15/24	1	1,414
Government National Mortgage Assoc.	7.000	05/15/24	2	1,748
Government National Mortgage Assoc.	7.000	05/15/24	2	2,419
Government National Mortgage Assoc.	7.000	05/15/24	4	3,756
Government National Mortgage Assoc.	7.000	05/15/24	5	5,611
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	100
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	123
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	151
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	428
Government National Mortgage Assoc.	7.000	06/15/24	1	1,053
Government National Mortgage Assoc.	7.000	06/15/24	2	1,605
Government National Mortgage Assoc.	7.000	06/15/24	2	1,929
Government National Mortgage Assoc.	7.000	06/15/24	2	2,423

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	06/15/24	4	$4,215
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	328
Government National Mortgage Assoc.	7.000	07/15/24	1	1,506
Government National Mortgage Assoc.	7.000	02/15/29	6	5,678
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	19
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	37
Government National Mortgage Assoc.	7.500	03/15/23	—(r)	161
Government National Mortgage Assoc.	7.500	05/15/23	2	2,237
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	92
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	102
Government National Mortgage Assoc.	7.500	09/15/23	1	1,278
Government National Mortgage Assoc.	7.500	10/15/23	2	2,066
Government National Mortgage Assoc.	7.500	10/15/23	5	4,771
Government National Mortgage Assoc.	7.500	11/15/23	—(r)	411
Government National Mortgage Assoc.	7.500	11/15/23	5	4,988
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	381
Government National Mortgage Assoc.	7.500	12/15/23	1	1,176
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	337
Government National Mortgage Assoc.	7.500	01/15/24	1	523
Government National Mortgage Assoc.	7.500	01/15/24	1	1,111
Government National Mortgage Assoc.	7.500	01/15/24	5	5,466
Government National Mortgage Assoc.	7.500	01/15/24	6	6,302
Government National Mortgage Assoc.	7.500	02/15/24	—(r)	490
Government National Mortgage Assoc.	7.500	02/15/24	6	5,977
Government National Mortgage Assoc.	7.500	03/15/24	2	1,876
Government National Mortgage Assoc.	7.500	04/15/24	1	1,446
Government National Mortgage Assoc.	7.500	04/15/24	2	1,576
Government National Mortgage Assoc.	7.500	04/15/24	4	3,788
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	135
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	85
Government National Mortgage Assoc.	7.500	06/15/24	1	794
Government National Mortgage Assoc.	7.500	06/15/24	2	1,700
Government National Mortgage Assoc.	7.500	06/15/24	3	3,337
Government National Mortgage Assoc.	7.500	07/15/24	3	2,734
Government National Mortgage Assoc.	7.500	07/15/24	6	5,770
Government National Mortgage Assoc.	8.500	04/15/25	51	55,164
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500	695,013
Resolution Funding Corp. Interest Strips, Bonds	1.678(s)	04/15/28	695	626,782
Resolution Funding Corp. Interest Strips, Bonds	2.046(s)	01/15/30	280	236,195
Resolution Funding Corp. Interest Strips, Bonds	3.624(s)	04/15/30	1,000	846,833
Resolution Funding Corp. Principal Strips, Bonds	2.737(s)	01/15/30	1,540	1,321,257
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280	1,951,064

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750%	05/15/25	1,485	$1,494,919
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	248,729
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,696,504
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	335	368,144
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series E	6.750	11/01/25	1,300	1,634,184

Total U.S. Government Agency Obligations (cost $245,364,749)				250,944,173
U.S. Treasury Obligations 35.9%
U.S. Treasury Bonds	1.375	11/15/40	9,500	8,269,453
U.S. Treasury Bonds	2.500	02/15/46	4,340	4,541,403
U.S. Treasury Bonds	2.500	05/15/46	2,080	2,177,175
U.S. Treasury Bonds	3.000	11/15/44(k)	24,305	27,738,081
U.S. Treasury Bonds	3.125	08/15/44	8,300	9,668,203
U.S. Treasury Bonds	3.375	05/15/44	7,885	9,545,778
U.S. Treasury Bonds	3.375	11/15/48	4,900	6,040,016
U.S. Treasury Bonds	3.625	02/15/44	7,315	9,187,183
U.S. Treasury Bonds	3.750	11/15/43	9,495	12,123,928
U.S. Treasury Notes	0.750	04/30/26	325	324,670
U.S. Treasury Notes	1.250	04/30/28	12,435	12,452,487
U.S. Treasury Notes	1.625	05/15/31	475	477,004
U.S. Treasury Notes	2.875	05/15/28	23,100	25,644,609
U.S. Treasury Notes	3.125	11/15/28	5,080	5,736,431
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	987,518
U.S. Treasury Strips Coupon	0.919(s)	02/15/29	8,675	7,725,833
U.S. Treasury Strips Coupon	1.052(s)	05/15/29	10,710	9,488,391
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	94,471
U.S. Treasury Strips Coupon	1.390(s)	05/15/43	4,550	2,702,984
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	108,619
U.S. Treasury Strips Coupon	1.464(s)	11/15/42	475	285,000
U.S. Treasury Strips Coupon	1.503(s)	02/15/39(k)	8,755	5,841,911
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,505,490
U.S. Treasury Strips Coupon	1.677(s)	02/15/43(k)	19,800	11,832,047
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	975,663
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	1,100	921,637
U.S. Treasury Strips Coupon	1.970(s)	08/15/43	800	471,312
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,347,635
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,585	1,356,909
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	590	399,218
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	695	637,880
U.S. Treasury Strips Coupon	2.188(s)	05/15/39	1,505	996,416

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.228%(s)	05/15/28	345	$314,327
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,406,109
U.S. Treasury Strips Coupon	2.347(s)	11/15/40	3,965	2,514,832
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	360,520
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	1,277,062
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	1,216,049
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	115,722
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	328,303
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	367,412
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	276,075
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	8,047,826

Total U.S. Treasury Obligations (cost $208,200,572)				197,829,592

Total Long-Term Investments (cost $548,911,181)				549,096,498

	Shares
Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,980,019)(wb)	6,980,019	6,980,019
TOTAL SHORT-TERM INVESTMENTS (cost $6,980,019)		6,980,019

TOTAL INVESTMENTS 101.0% (cost $555,891,200)		556,076,517
Liabilities in excess of other assets(z) (1.0)%		(5,236,520)

Net Assets 100.0%		$550,839,997

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
NSA—Non-Seasonally Adjusted
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 500,000 is 0.1% of net assets.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
273	2 Year U.S. Treasury Notes	Sep. 2021	$60,260,485	$22,295
846	5 Year U.S. Treasury Notes	Sep. 2021	104,778,420	99,882
684	10 Year U.S. Treasury Notes	Sep. 2021	90,245,250	156,797
				278,974
Short Positions:
520	10 Year U.S. Ultra Treasury Notes	Sep. 2021	75,375,628	(352,876)
566	20 Year U.S. Treasury Bonds	Sep. 2021	88,596,687	(242,648)
138	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	25,564,500	(206,329)
				(801,853)
				$(522,879)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2021
Inflation swap agreements outstanding at May 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
3,360	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(111,224)	$(111,224)
6,720	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(241,455)	(241,455)
20,945	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(68,203)	(589,150)	(520,947)
				$(68,203)	$(941,829)	$(873,626)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).